Note 13 - Commitments, Contingencies and Guarantees - Lease Obligations (Details) $ in Thousands	Jan. 31, 2017 USD ($)
2018	$ 5,024
2019	3,650
2020	2,146
2021	1,028
2022	481
2023	320
2024	157
2025	145
2026	144
13,095
Operating Leases [Member]
2018	4,880
2019	3,597
2020	2,099
2021	1,026
2022	481
2023	320
2024	157
2025	145
2026	144
12,849
Capital Leases [Member]
2018	144
2019	53
2020	47
2021	2
$ 246